CASH FLOW ITEMS (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Adjustments for other non-cash items within operating activities	Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2020	2019
Share-based compensation	27	$11.7	$9.2
Write-down of assets		3.4	6.7
Gain on sale of 70% interest in Eastern Borosi property		(4.1)	—
Share of net loss from investments in associate and incorporated joint ventures, net of income taxes	10	1.6	26.1
Interest income	33	(8.9)	(12.6)
Impairment of investment in Sadiola	11	—	9.4
Effects of exchange rate fluctuation on cash and cash equivalents		(8.7)	(1.5)
Effect of exchange rate fluctuation on short-term investments		—	2.3
Effects of exchange rate fluctuation on restricted cash		(2.7)	0.5
Employee benefits		2.2	1.3
Other		5.3	(2.8)
		$(0.2)	$38.6

Movements in non-cash working capital items and non-current ore stockpiles	Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2020	2019
Receivables and other current assets	$(24.4)	$12.3
Inventories and non-current ore stockpiles	(3.4)	(22.2)
Accounts payable and accrued liabilities	7.3	5.4
	$(20.5)	$(4.5)

Cash flows from discontinued operations
Net cash from discontinued operations:

	Years ended December 31,
	2020	2019
Net cash from operating activities	$8.2	$2.1
Net cash from investing activities	$25.0	$4.1
Net cash from financing activities	$—	$—
Net cash used in operating activities related to closed mines

		Years ended December 31,
	Notes	2020	2019
Net loss from closed mines		$(7.4)	$(27.4)
Adjustments for:
Share of net loss from investments in associate and incorporated joint ventures, net of income taxes	10	—	(0.1)
Finance costs at closed mines	32	1.1	1.0
Changes in estimates of asset retirement obligations at closed sites	31	6.1	21.0
Loss on investment in Yatela	11	—	5.3
Movement in non-cash working capital at closed sites		(0.1)	—
Adjustments for cash items:
Disbursements related to asset retirement obligations at closed sites	15(a)	(1.9)	(2.1)
		$(2.2)	$(2.3)

Schedule of other investing activities	Other investing activities

		Years ended December 31,
	Notes	2020	2019
Advances to Staatsolie		$(30.9)	$—
Repayment from Staatsolie		44.7	—
Disposal (acquisition) of investments		(2.2)	2.8
Interest received		7.1	12.5
Increase in restricted cash		(6.4)	(3.5)
Purchase of additional common shares of associate	10	—	(5.0)
Acquisition of exploration and evaluation assets		(0.4)	(1.8)
Repayment for other assets		0.2	2.8
Advances to related parties	37	(0.1)	(0.2)
Repayments from related parties	37	0.1	4.3
Other		(0.1)	0.4
		$12.0	$12.3

Reconciliation of long-term debt arising from financing activities	Reconciliation of long-term debt arising from financing activities

	Equipment Loans	5.75% Senior Notes	7% Senior Notes	Total
Balance, January 1, 2019	$—	$—	$398.5	$398.5
Cash changes:
Proceeds from equipment loans	23.3	—	—	23.3
Deferred transaction costs	(0.3)	—	—	(0.3)
Repayments	(2.3)	—	—	(2.3)
Non-cash changes:
Amortization of deferred financing charges	—	—	0.9	0.9
Foreign currency translation	(0.3)	—	—	(0.3)
Change in fair value of embedded derivative	—	—	(11.3)	(11.3)
Balance, December 31, 2019	$20.4	$—	$388.1	$408.5
Cash changes:
Gross proceeds	10.9	450.0	—	460.9
Deferred transaction costs	—	(7.5)	—	(7.5)
Repayments	(6.2)	—	(421.3)	(427.5)
Non-cash changes:
Amortization of deferred financing charges	0.1	0.3	0.5	0.9
Foreign currency translation	2.8	—	—	2.8
Change in fair value of embedded derivative	—	(4.2)	12.0	7.8
Loss on redemption	—	—	22.5	22.5
Other	—	—	(1.8)	(1.8)
Balance, December 31, 2020	$28.0	$438.6	$—	$466.6